Other Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 3,172	$ 2,639
Acquisitions	1	559
Dispositions	(3)	(1)
Other, including foreign currency translation	11	(25)
Goodwill, Ending Balance	3,181	3,172
U S Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	175	175
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	175	175
International Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,023	511
Acquisitions	1	538
Dispositions	(2)	0
Other, including foreign currency translation	9	(26)
Goodwill, Ending Balance	1,031	1,023
Global Commercial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,543	1,544
Acquisitions	0	0
Dispositions	(1)	(1)
Other, including foreign currency translation	2	0
Goodwill, Ending Balance	1,544	1,543
Global Network And Merchant Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	160	159
Acquisitions	0	1
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	160	160
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	271	250
Acquisitions	0	20
Dispositions	0	0
Other, including foreign currency translation	0	1
Goodwill, Ending Balance	$ 271	$ 271